UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06453

Fidelity Court Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Connecticut Municipal Income Fund

Fidelity® Connecticut Municipal Money Market Fund

Annual Report

November 30, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity® Connecticut Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Connecticut Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Connecticut Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Connecticut Municipal Income Fund	4.04%	3.41%	3.78%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Connecticut Municipal Income Fund on November 30, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$14,494	Fidelity® Connecticut Municipal Income Fund
$15,320	Bloomberg Barclays Municipal Bond Index

Fidelity® Connecticut Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a gain for the 12 months ending November 30, 2020, overcoming market volatility related to economic and credit fears caused by the coronavirus. The Bloomberg Barclays Municipal Bond Index rose 4.89% for the period. Munis gained 7.54% in 2019 and began 2020 on an upswing, driven by robust demand. By the second week of March, however, the coronavirus pandemic raised the prospect of a broad economic slowdown that would present financial challenges for muni issuers across sectors. For example, revenue bonds used to finance airport projects were hampered by a sharp reduction in air travel. Also, bonds issued by hospitals received scrutiny due to uncertain reimbursement for coronavirus-related treatment and the halt of elective procedures. State and local government tax revenue was impacted by the delay in the income-tax filing date to July 15 and the collapse in revenue from sales taxes, activity taxes and fees. Muni yields rose substantially amid this uncertainty. The U.S. Federal Reserve responded to the risk of rapid economic contraction and dysfunction in the credit markets by lowering the fed funds rate, purchasing taxable bonds and launching lending facilities, while Congress passed substantial fiscal stimulus. This led to increased market liquidity and a return of new issuance in the primary market. Demand for municipal bonds, coupled with better-than-expected economic data, drove down muni yields and credit spreads through November 30.

Comments from Co-Portfolio Managers Cormac Cullen, Michael Maka and Elizah McLaughlin:  For the fiscal year, the fund gained 4.04%, lagging, net of fees, the 5.37% advance of the state benchmark, the Bloomberg Barclays Connecticut 2+ Year Enhanced Municipal Bond Index Linked. We focused on longer-term objectives and sought to generate attractive tax-exempt income and competitive risk-adjusted returns over time. Versus the state benchmark, the fund's underweighting in state-related debt and housing bonds detracted from performance. Overweighting certain private colleges and universities also hurt on a relative basis. Fund holdings cumulatively produced less income than the components of the index, which was another negative for relative performance. Differences in the way fund holdings and index components were priced significantly hampered the relative result as well. In contrast, the fund's overweighting in health care bonds added value versus the state benchmark, buoyed partly by federal emergency relief.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On March 1, 2020, Michael Maka assumed co-management responsibilities for the fund. He succeeded Kevin Ramundo, who retired from Fidelity on June 30, 2020, after more than 20 years with the firm.

Fidelity® Connecticut Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of November 30, 2020

% of fund's net assets
General Obligations	42.2
Health Care	16.8
Education	13.9
Special Tax	6.7
Housing	6.4

Quality Diversification (% of fund's net assets)

As of November 30, 2020
AAA	8.5%
AA,A	65.3%
BBB	16.5%
BB and Below	1.8%
Not Rated	2.4%
Short-Term Investments and Net Other Assets	5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Connecticut Municipal Income Fund

Schedule of Investments November 30, 2020

Showing Percentage of Net Assets

Municipal Bonds - 94.5%
	Principal Amount	Value
Connecticut - 94.2%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,674,128
5% 2/15/24	645,000	674,999
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,197,770
5% 8/15/32 (FSA Insured)	3,090,000	3,684,269
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,254,110
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,224,370
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,218,440
5% 2/1/49 (Build America Mutual Assurance Insured)	1,285,000	1,530,101
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (a)	2,000,000	2,183,680
5% 7/1/49 (a)	2,925,000	3,471,917
Connecticut Gen. Oblig.:
Series 2013 A:
5% 3/1/27	5,480,000	6,028,493
5% 10/15/27	1,000,000	1,125,400
Series 2014 G, 5% 11/15/28	7,000,000	8,153,040
Series 2015 B:
5% 6/15/27	4,825,000	5,766,937
5% 6/15/30	1,290,000	1,521,607
5% 6/15/32	5,500,000	6,459,475
Series 2015 F, 5% 11/15/31	4,000,000	4,766,680
Series 2016 A, 5% 3/15/31	6,950,000	8,339,722
Series 2018 A:
5% 4/15/30	2,500,000	3,195,200
5% 4/15/38	1,700,000	2,109,564
Series 2018 C, 5% 6/15/31	725,000	926,354
Series 2019 A:
4% 4/15/37	1,825,000	2,155,216
5% 4/15/25	1,140,000	1,363,759
5% 4/15/28	7,450,000	9,635,234
5% 4/15/35	2,000,000	2,562,300
5% 4/15/36	2,300,000	2,936,962
5% 4/15/39	2,450,000	3,103,954
Series 2020 A, 4% 1/15/38	4,000,000	4,769,920
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	2,214,145
5% 7/1/32	1,000,000	1,205,650
Series 2017, 5% 7/1/30	2,400,000	2,927,904
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	100,141
5% 7/1/28	1,150,000	1,423,056
5% 7/1/29	350,000	428,502
5% 7/1/30	1,100,000	1,338,106
5% 7/1/31	1,300,000	1,575,392
5% 7/1/32	1,050,000	1,266,657
5% 7/1/33	700,000	841,162
5% 7/1/34	750,000	899,438
5% 7/1/42	2,000,000	2,357,320
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	10,765,000	10,975,555
Bonds Series 2010 A4, 2%, tender 2/8/22 (b)	250,000	255,105
Series 2013 N:
5% 7/1/24	400,000	443,932
5% 7/1/25	300,000	332,838
Series 2014 E:
5% 7/1/28	3,260,000	3,734,591
5% 7/1/29	3,840,000	4,383,552
Series 2015 L, 5% 7/1/29	1,500,000	1,742,535
Series 2016 K, 4% 7/1/46	7,000,000	7,456,890
Series 2017 B, 5% 7/1/29	5,150,000	7,022,849
Series 2018 K3, 5% 7/1/38	985,000	1,089,666
Series 2019 A:
4% 7/1/49	2,625,000	2,838,990
5% 7/1/49 (c)	6,000,000	6,272,760
Series 2020 A, 4% 7/1/40	1,250,000	1,443,313
Series 2020 C, 4% 7/1/45	1,800,000	2,049,372
Series E:
5% 7/1/28	1,250,000	1,434,350
5% 7/1/42	5,000,000	5,609,550
Series F, 5% 7/1/45	4,890,000	5,612,009
Series G:
5% 7/1/29 (c)	1,055,000	1,269,460
5% 7/1/30 (c)	275,000	322,702
5% 7/1/34 (c)	695,000	789,993
5% 7/1/39 (c)	2,600,000	2,871,128
5% 7/1/50 (c)	1,000,000	1,079,800
Series K1:
5% 7/1/24	600,000	654,762
5% 7/1/25	1,240,000	1,381,224
5% 7/1/27	250,000	286,840
Series K3, 5% 7/1/48	3,695,000	4,017,056
Series L:
5% 7/1/26	1,000,000	1,177,810
5% 7/1/27	2,000,000	2,344,280
Series N:
4% 7/1/39	1,850,000	1,865,022
5% 7/1/21	100,000	101,482
5% 7/1/22	400,000	415,900
5% 7/1/23	415,000	439,224
5% 7/1/24	375,000	404,134
5% 7/1/25	340,000	372,375
5% 7/1/27	430,000	480,929
5% 7/1/31	500,000	558,465
5% 7/1/32	550,000	610,891
5% 7/1/33	720,000	795,895
5% 7/1/34	675,000	744,316
Series O, 5% 7/1/23	235,000	258,986
Series R:
5% 6/1/37	1,000,000	1,271,350
5% 6/1/38	1,045,000	1,324,799
5% 6/1/39	1,595,000	2,017,212
5% 6/1/40	1,125,000	1,419,413
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 A, 5% 11/15/23 (a)	1,100,000	1,212,343
Series 2017 B:
5% 11/15/22 (a)	975,000	1,043,757
5% 11/15/24 (a)	1,065,000	1,202,715
(Chesla Loan Prog.):
Series B:
5% 11/15/24 (a)	300,000	337,320
5% 11/15/25 (a)	400,000	460,208
5% 11/15/26 (a)	600,000	700,896
5% 11/15/27 (a)	610,000	721,447
5% 11/15/28 (a)	525,000	626,567
5% 11/15/29 (a)	550,000	663,223
Series C:
5% 11/15/24	225,000	255,112
5% 11/15/25	240,000	279,091
5% 11/15/26	200,000	236,836
5% 11/15/27	125,000	146,896
Series D:
5% 11/15/21	300,000	310,620
5% 11/15/22	450,000	481,734
5% 11/15/23	450,000	496,373
5% 11/15/24	425,000	482,052
5% 11/15/25	250,000	290,850
5% 11/15/26	180,000	213,264
Connecticut Hsg. Fin. Auth.:
Series 2012 F, 2.75% 11/15/35 (a)	295,000	301,596
Series 2013 B2, 4% 11/15/32	935,000	959,637
Series 2014 C, 4% 11/15/44	420,000	440,689
Series 2016 F, 3.5% 5/15/39 (a)	1,470,000	1,554,613
Series 2019 B1, 4% 5/15/49	3,800,000	4,332,114
Series 2019 F, 3.5% 11/15/43	3,925,000	4,319,855
Series A2:
5% 11/15/26 (a)	840,000	1,029,328
5% 5/15/27 (a)	1,890,000	2,336,229
5% 11/15/27 (a)	860,000	1,074,372
5% 5/15/28 (a)	615,000	773,695
5% 11/15/28 (a)	225,000	285,728
Series C:
5% 5/15/26 (a)	1,820,000	2,202,964
5% 5/15/27 (a)	800,000	986,088
5% 11/15/28 (a)	580,000	726,624
5% 5/15/29 (a)	1,115,000	1,408,111
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/28	1,000,000	1,095,390
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,471,450
5% 1/1/28	1,000,000	1,090,800
5% 1/1/31	5,000,000	5,443,100
Series 2015 A, 5% 8/1/34	6,000,000	7,074,900
Series A:
5% 5/1/28	1,000,000	1,296,340
5% 9/1/33	1,000,000	1,149,570
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,039
Series 2014 B:
5% 8/15/25	450,000	525,303
5% 8/15/26	700,000	814,611
5% 8/15/27	750,000	870,098
5% 8/15/28	385,000	446,346
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.) Series 2014 A:
5% 11/1/28	1,000,000	1,165,730
5% 11/1/29	1,850,000	2,149,589
5% 11/1/30	2,480,000	2,872,237
5% 11/1/31	2,905,000	3,354,752
5% 11/1/42	2,115,000	2,410,931
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,269,340
5% 7/15/32	1,250,000	1,578,388
5% 7/15/33	1,000,000	1,257,240
5% 7/15/34	1,000,000	1,254,470
Hartford Gen. Oblig.:
Series 2012 A, 5% 4/1/22 (FSA Insured)	1,000,000	1,059,180
Series 2014 C, 5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,132,509
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,178,040
5% 7/1/29 (FSA Insured)	1,000,000	1,172,860
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (c)	2,000,000	2,171,300
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/22 (a)	1,000,000	1,065,260
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	220,000	222,447
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,887,015
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	2,072,104
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,171,531
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,277,125
Series 2017 C:
5% 3/1/32 (FSA Insured)	1,635,000	1,998,362
5% 3/1/33 (FSA Insured)	1,900,000	2,312,205
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	719,267
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	891,653
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	44,001
5% 8/15/28 (FSA Insured)	1,500,000	1,796,655
5% 8/15/30 (FSA Insured)	1,000,000	1,195,950
5% 8/15/34 (FSA Insured)	1,000,000	1,179,720
5% 8/15/35 (FSA Insured)	1,000,000	1,176,740
5% 9/1/29 (FSA Insured)	2,655,000	3,085,190
5% 9/1/31 (FSA Insured)	1,430,000	1,657,427
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B:
5% 8/1/32	1,000,000	1,224,240
5% 8/1/33	1,150,000	1,402,908
5% 8/1/37	3,000,000	3,624,810
5% 8/1/38	1,000,000	1,205,840
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,187,950
Series 2019, 5% 1/1/27	1,990,000	2,489,789
Univ. of Connecticut Gen. Oblig.:
Series 2018 A, 5% 4/15/28	4,400,000	5,629,228
Series A, 5% 8/15/27	1,335,000	1,482,811
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/22	800,000	849,648
5% 11/1/25	635,000	730,212
5% 11/1/26	635,000	744,785
Series 2017 B, 5% 11/1/32	400,000	465,212

TOTAL CONNECTICUT		333,581,924

Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	800,000	865,040
TOTAL MUNICIPAL BONDS
(Cost $315,623,883)		334,446,964
TOTAL INVESTMENT IN SECURITIES - 94.5%
(Cost $315,623,883)		334,446,964
NET OTHER ASSETS (LIABILITIES) - 5.5%		19,647,397
NET ASSETS - 100%		$354,094,361

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,777,143 or 4.2% of net assets.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$334,446,964	$--	$334,446,964	$--
Total Investments in Securities:	$334,446,964	$--	$334,446,964	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	42.2%
Health Care	16.8%
Education	13.9%
Special Tax	6.7%
Housing	6.4%
Water & Sewer	6.3%
Others* (Individually Less Than 5%)	7.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $315,623,883)		$334,446,964
Cash		16,041,635
Receivable for fund shares sold		125,613
Interest receivable		4,072,524
Prepaid expenses		431
Other receivables		1,067
Total assets		354,688,234
Liabilities
Payable for fund shares redeemed	$228,982
Distributions payable	191,246
Accrued management fee	102,555
Other affiliated payables	31,581
Other payables and accrued expenses	39,509
Total liabilities		593,873
Net Assets		$354,094,361
Net Assets consist of:
Paid in capital		$333,619,680
Total accumulated earnings (loss)		20,474,681
Net Assets		$354,094,361
Net Asset Value, offering price and redemption price per share ($354,094,361 ÷ 29,613,953 shares)		$11.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2020
Investment Income
Interest		$9,954,279
Expenses
Management fee	$1,223,515
Transfer agent fees	286,111
Accounting fees and expenses	90,390
Custodian fees and expenses	2,794
Independent trustees' fees and expenses	1,145
Registration fees	30,692
Audit	55,072
Legal	3,486
Miscellaneous	1,933
Total expenses before reductions	1,695,138
Expense reductions	(2,856)
Total expenses after reductions		1,692,282
Net investment income (loss)		8,261,997
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,723,548
Total net realized gain (loss)		1,723,548
Change in net unrealized appreciation (depreciation) on investment securities		3,108,988
Net gain (loss)		4,832,536
Net increase (decrease) in net assets resulting from operations		$13,094,533

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2020	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,261,997	$8,466,463
Net realized gain (loss)	1,723,548	397,706
Change in net unrealized appreciation (depreciation)	3,108,988	19,101,006
Net increase (decrease) in net assets resulting from operations	13,094,533	27,965,175
Distributions to shareholders	(8,562,072)	(8,466,425)
Share transactions
Proceeds from sales of shares	51,393,217	49,523,566
Reinvestment of distributions	5,963,714	5,884,733
Cost of shares redeemed	(59,868,347)	(49,310,049)
Net increase (decrease) in net assets resulting from share transactions	(2,511,416)	6,098,250
Total increase (decrease) in net assets	2,021,045	25,597,000
Net Assets
Beginning of period	352,073,316	326,476,316
End of period	$354,094,361	$352,073,316
Other Information
Shares
Sold	4,353,718	4,284,659
Issued in reinvestment of distributions	505,104	507,582
Redeemed	(5,134,914)	(4,305,656)
Net increase (decrease)	(276,092)	486,585

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Connecticut Municipal Income Fund

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.78	$11.10	$11.35	$11.30	$11.75
Income from Investment Operations
Net investment income (loss)A	.279	.292	.282	.289	.306
Net realized and unrealized gain (loss)	.190	.680	(.191)	.185	(.372)
Total from investment operations	.469	.972	.091	.474	(.066)
Distributions from net investment income	(.279)	(.292)	(.282)	(.289)	(.306)
Distributions from net realized gain	(.010)	–	(.059)	(.135)	(.078)
Total distributions	(.289)	(.292)	(.341)	(.424)	(.384)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$11.96	$11.78	$11.10	$11.35	$11.30
Total ReturnC	4.04%	8.83%	.82%	4.26%	(.66)%
Ratios to Average Net AssetsD
Expenses before reductions	.49%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.49%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.37%	2.53%	2.52%	2.53%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$354,094	$352,073	$326,476	$380,497	$424,798
Portfolio turnover rate	16%	20%	12%	8%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of November 30, 2020

Days	% of fund's investments 11/30/20
1 - 7	83.2
31 - 60	8.6
61 - 90	1.0
91 - 180	1.3
> 180	5.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2020
Variable Rate Demand Notes (VRDNs)	50.7%
Tender Option Bond	26.9%
Other Municipal Security	9.4%
Investment Companies	13.6%
Net Other Assets (Liabilities)*	(0.6)%

* Net Other Assets (Liabilities) are not included in the pie chart.

Current 7-Day Yields

11/30/20
Fidelity® Connecticut Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending November 30, 2020, the most recent period shown in the table, would have been (0.32)%.

Fidelity® Connecticut Municipal Money Market Fund

Schedule of Investments November 30, 2020

Showing Percentage of Net Assets

Variable Rate Demand Note - 50.7%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.21% 12/7/20, VRDN (a)(b)	$1,900,000	$1,900,000
Arkansas - 0.4%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.21% 12/7/20, VRDN (a)(b)	200,000	200,000
Series 2002, 0.19% 12/7/20, VRDN (a)(b)	1,100,000	1,100,000
		1,300,000
Connecticut - 48.1%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.11% 12/7/20, LOC Citibank NA, VRDN (b)	8,745,000	8,745,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.21% 12/7/20, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 0.21% 12/7/20, LOC RBS Citizens NA, VRDN (b)	4,550,000	4,550,000
Connecticut Gen. Oblig. Series 2016 C, 0.19% 12/7/20 (Liquidity Facility Bank of America NA), VRDN (b)	33,050,000	33,050,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 0.13% 12/7/20, LOC Bank of America NA, VRDN (b)(c)	11,960,000	11,960,000
(Greenwich Hosp. Proj.) Series C, 0.1% 12/7/20, VRDN (b)	3,825,000	3,825,000
(Trinity College Proj.) Series L, 0.11% 12/7/20, LOC JPMorgan Chase Bank, VRDN (b)	7,210,000	7,210,000
(Wesleyan Univ. Proj.) Series H, 0.07% 12/7/20, VRDN (b)	13,680,000	13,680,000
(Yale Univ. Proj.):
Series V1, 0.04% 12/1/20, VRDN (b)	5,500,000	5,500,000
Series V2, 0.07% 12/1/20, VRDN (b)	7,990,000	7,990,000
Series 2007 D, 0.12% 12/7/20, LOC Bank of America NA, VRDN (b)	4,765,000	4,765,000
Series 2011 A, 0.14% 12/7/20, LOC HSBC Bank U.S.A., NA, VRDN (b)	1,745,000	1,745,000
Series 2013 O, 0.11% 12/7/20, VRDN (b)	2,000,000	2,000,000
Series 2014 C, 0.11% 12/7/20, VRDN (b)	5,000,000	5,000,000
Series 2014 D, 0.1% 12/7/20, VRDN (b)	6,600,000	6,600,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2018 C, 0.13% 12/7/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	1,400,000	1,400,000
(Hsg. Mtg. Fin. Proj.) Series 2012 D3, 0.15% 12/7/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)(b)	12,465,000	12,465,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.11% 12/7/20, LOC TD Banknorth, NA, VRDN (b)	840,000	840,000
FNMA Stamford Hsg. Auth. Multi-family Rev. 0.08% 12/7/20, LOC Fannie Mae, VRDN (a)(b)	31,680,000	31,680,000
		168,005,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.25% 12/7/20, VRDN (b)	500,000	500,000
Series 2007 B, 0.25% 12/7/20, VRDN (b)	300,000	300,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.2% 12/7/20, VRDN (b)	1,100,000	1,100,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.2% 12/7/20, VRDN (b)	100,000	100,000
(Western Resources, Inc. Proj.) Series 1994, 0.2% 12/7/20, VRDN (b)	200,000	200,000
		2,200,000
Nebraska - 0.4%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.21% 12/7/20, VRDN (a)(b)	1,200,000	1,200,000
Series 1998, 0.21% 12/7/20, VRDN (a)(b)	100,000	100,000
		1,300,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.19% 12/7/20, VRDN (a)(b)	300,000	300,000
Pennsylvania - 0.1%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.15% 12/1/20, VRDN (b)	400,000	400,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.21% 12/7/20, VRDN (a)(b)	100,000	100,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.24% 12/7/20, VRDN (a)(b)	300,000	300,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.22% 12/7/20, VRDN (a)(b)	1,400,000	1,400,000
		1,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $177,205,000)		177,205,000

Tender Option Bond - 26.9%
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series MIZ 90 22, 0.26% 12/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(d)(e)	100,000	100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.36%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	100,000	100,000
		200,000
Connecticut - 25.2%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 0.21% 12/7/20 (Liquidity Facility Toronto-Dominion Bank)(b)(d)(e)	8,000,000	8,000,000
Series Floaters 014, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	23,550,000	23,550,000
Series Floaters G66, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,500,000	3,500,000
Series XL 01 42, 0.19% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	2,700,000	2,700,000
Series XM 07 62, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	3,800,000	3,800,000
Series XM 08 57, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	3,800,000	3,800,000
Series XM 08 58, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	3,800,000	3,800,000
Series YX 11 07, 0.19% 12/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,505,000	4,505,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 ZF0378, 0.16% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	3,750,000	3,750,000
Series Floaters XG 02 04, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,130,000	2,130,000
Series Floaters XM 04 49, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	3,625,000	3,625,000
Series RBC 2016 ZM0134, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	7,910,000	7,910,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 0.21% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	6,510,000	6,510,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.29%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	3,500,000	3,500,000
Participating VRDN Series ROC II R 14073, 0.19% 12/7/20 (Liquidity Facility Citibank NA) (b)(d)(e)	7,000,000	6,999,988
		88,079,988
Florida - 0.4%
Broward County Port Facilities Rev. Bonds Series G 115, 0.36%, tender 3/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	100,000	100,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.41% 1/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	1,160,000	1,160,000
		1,260,000
Indiana - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.21% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	800,000	800,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.26% 12/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(d)(e)	100,000	100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.31%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
		200,000
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, 0.29%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)(f)	300,000	300,000
Series Clipper 09 69, 0.29%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)(f)	200,000	200,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.29%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
		600,000
New Jersey - 0.1%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.28%, tender 12/15/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)(f)	400,000	400,000
New York - 0.1%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 0.31% 1/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	100,000	100,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.26% 1/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)(g)	400,000	400,000
		500,000
Ohio - 0.1%
Ohio Hosp. Rev. Participating VRDN Series 002, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	300,000	300,000
Pennsylvania - 0.0%
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.28%, tender 3/1/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
Texas - 0.0%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.31%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
Virginia - 0.4%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	900,000	900,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.21% 12/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(d)(e)	485,000	485,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.31%, tender 2/2/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
		1,485,000
TOTAL TENDER OPTION BOND
(Cost $94,024,988)		94,024,988

Other Municipal Security - 9.4%
Connecticut - 9.1%
Connecticut Gen. Oblig. Bonds:
Series 2020 A, 3% 1/15/21	200,000	200,647
Series 2020 B, 3% 1/15/21	740,000	742,416
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2010 A, 1.8%, tender 2/9/21 (b)	1,300,000	1,306,407
Series 2011 M, 5.375% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	3,000,000	3,091,742
Series 2015 A, 2.05%, tender 7/12/21 (b)	650,000	656,871
Series X2, 1.8%, tender 2/9/21 (b)	2,055,000	2,070,468
Connecticut Hsg. Fin. Auth. Bonds Series E4, 0.375%, tender 11/15/21 (b)	3,500,000	3,500,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2018 A, 5% 1/1/21	200,000	200,813
Series A, 4% 5/1/21	500,000	507,724
East Haddam Gen. Oblig. BAN Series 2020, 2% 12/3/20	4,100,000	4,100,217
Fairfield Gen. Oblig. BAN Series 2020, 2% 7/9/21	3,570,000	3,605,693
Greenwich Gen. Oblig.:
BAN Series 2020, 1.5% 1/14/21	1,475,000	1,477,231
Bonds Series 2019, 5% 1/15/21	760,000	764,420
Hamden Gen. Oblig. Bonds Series 2012, 4% 8/15/21 (Escrowed to Maturity)	1,235,000	1,267,813
Milford Gen. Oblig. BAN Series 2020 B, 2% 11/2/21	5,000,000	5,079,385
Tolland Gen. Oblig. BAN Series 2020, 1.25% 9/16/21	1,300,000	1,310,260
Windsor Gen. Oblig. BAN Series 2020, 2% 6/24/21	2,000,000	2,017,436
		31,899,543
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 5, 0.2% tender 12/4/20 (Massachusetts Elec. Co. Guaranteed), CP mode (a)	900,000	900,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $32,799,543)		32,799,543
	Shares	Value

Investment Company - 13.6%
Fidelity Municipal Cash Central Fund .13% (h)(i)
(Cost $47,358,695)	47,354,000	47,358,695
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $351,388,226)		351,388,226
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,206,079)
NET ASSETS - 100%		$349,182,147

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,100,000 or 1.5% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.31%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada)	11/2/20	$100,000
Broward County Port Facilities Rev. Bonds Series G 115, 0.36%, tender 3/1/21 (Liquidity Facility Royal Bank of Canada)	9/1/20	$100,000
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.28%, tender 12/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$400,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.29%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada)	10/1/20	$3,500,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.36%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/20	$100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.31%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada)	11/2/20	$100,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.29%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/12/20	$300,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.29%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19 - 8/20/20	$200,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.29%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada)	7/1/20	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.28%, tender 3/1/21 (Liquidity Facility Royal Bank of Canada)	6/3/20	$100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.31%, tender 2/2/21 (Liquidity Facility Royal Bank of Canada)	8/3/20	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$153,607
Total	$153,607

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Municipal Cash Central Fund was $16,982,569. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Municipal Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Municipal Cash Central Fund were $227,768,000 and $197,392,000, respectively, during the period.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $304,029,531)	$304,029,531
Fidelity Central Funds (cost $47,358,695)	47,358,695
Total Investment in Securities (cost $351,388,226)		$351,388,226
Receivable for investments sold		100,000
Receivable for fund shares sold		54,232
Interest receivable		341,308
Distributions receivable from Fidelity Central Funds		4,737
Prepaid expenses		464
Receivable from investment adviser for expense reductions		5,147
Other receivables		561
Total assets		351,894,675
Liabilities
Payable to custodian bank	$508,313
Payable for investments purchased on a delayed delivery basis	2,000,000
Payable for fund shares redeemed	125,161
Distributions payable	52
Accrued management fee	45,944
Other affiliated payables	4,562
Other payables and accrued expenses	28,496
Total liabilities		2,712,528
Net Assets		$349,182,147
Net Assets consist of:
Paid in capital		$349,319,722
Total accumulated earnings (loss)		(137,575)
Net Assets		$349,182,147
Net Asset Value, offering price and redemption price per share ($349,182,147 ÷ 348,764,483 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2020
Investment Income
Interest		$2,907,093
Income from Fidelity Central Funds		153,607
Total income		3,060,700
Expenses
Management fee	$1,327,174
Transfer agent fees	399,287
Accounting fees and expenses	59,049
Custodian fees and expenses	3,593
Independent trustees' fees and expenses	1,282
Registration fees	25,486
Audit	37,590
Legal	4,158
Miscellaneous	1,335
Total expenses before reductions	1,858,954
Expense reductions	(383,048)
Total expenses after reductions		1,475,906
Net investment income (loss)		1,584,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(85,729)
Fidelity Central Funds	124
Capital gain distributions from Fidelity Central Funds	491
Total net realized gain (loss)		(85,114)
Net increase in net assets resulting from operations		$1,499,680

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2020	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,584,794	$5,152,061
Net realized gain (loss)	(85,114)	2,151
Net increase in net assets resulting from operations	1,499,680	5,154,212
Distributions to shareholders	(1,584,760)	(5,485,969)
Share transactions
Proceeds from sales of shares	87,440,350	90,744,854
Reinvestment of distributions	1,522,232	5,284,172
Cost of shares redeemed	(158,710,179)	(184,372,588)
Net increase (decrease) in net assets and shares resulting from share transactions	(69,747,597)	(88,343,562)
Total increase (decrease) in net assets	(69,832,677)	(88,675,319)
Net Assets
Beginning of period	419,014,824	507,690,143
End of period	$349,182,147	$419,014,824
Other Information
Shares
Sold	87,440,350	90,744,854
Issued in reinvestment of distributions	1,522,232	5,284,172
Redeemed	(158,710,179)	(184,372,588)
Net increase (decrease)	(69,747,597)	(88,343,562)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Connecticut Municipal Money Market Fund

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.011	.010	.004	.001
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A
Total from investment operations	.004	.012	.010	.004	.001
Distributions from net investment income	(.004)	(.011)	(.010)	(.004)	(.001)
Distributions from net realized gain	–	(.001)	–A	–	–A
Total distributions	(.004)	(.012)	(.010)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.40%	1.20%	.98%	.38%	.07%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.49%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.39%	.48%	.48%	.48%	.32%
Expenses net of all reductions	.39%	.48%	.48%	.48%	.32%
Net investment income (loss)	.42%	1.13%	.96%	.37%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$349,182	$419,015	$507,690	$695,621	$999,640

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2020

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Connecticut.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Income Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Connecticut Municipal Income Fund	$315,623,883	$19,386,971	$(563,890)	$18,823,081
Fidelity Connecticut Municipal Money Market Fund	351,388,226	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Connecticut Municipal Income Fund	$42,399	$–	$1,609,201	$–	$18,823,081
Fidelity Connecticut Municipal Money Market Fund	–	–	–	(134,697)	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Connecticut Municipal Money Market Fund	(134,697)	-–	(134,697)

The tax character of distributions paid was as follows:

November 30, 2020
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Connecticut Municipal Income Fund	$8,261,647	$300,425	$8,562,072
Fidelity Connecticut Municipal Money Market Fund	1,584,760	–	1,584,760

November 30, 2019
	Tax-Exempt Income	Ordinary Income	Total
Fidelity Connecticut Municipal Income Fund	$8,466,425	$–	$8,466,425
Fidelity Connecticut Municipal Money Market Fund	5,151,998	333,971	5,485,969

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Connecticut Municipal Income Fund	54,631,074	56,282,947

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.10%	.35%
Fidelity Connecticut Municipal Money Market Fund	.25%	.10%	.35%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.08%
Fidelity Connecticut Municipal Money Market Fund	.11%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Connecticut Municipal Income Fund	.03
Fidelity Connecticut Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Connecticut Municipal Income Fund	$819

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse expenses of Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Connecticut Municipal Money Market Fund	.48%	$40,457

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $341,099.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Connecticut Municipal Income Fund	$2,149
Fidelity Connecticut Municipal Money Market Fund	657

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Connecticut Municipal Income Fund	$707
Fidelity Connecticut Municipal Money Market Fund	835

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and Shareholders of Fidelity Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Connecticut Municipal Income Fund (one of the funds constituting Fidelity Court Street Trust) and Fidelity Connecticut Municipal Money Market Fund (one of the funds constituting Fidelity Court Street Trust II) (hereafter collectively referred to as the “Funds”) as of November 30, 2020, the related statements of operations for the year ended November 30, 2020, the statements of changes in net assets for each of the two years in the period ended November 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2020 and each of the financial highlights for each of the five years in the period ended November 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 14, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust[s] or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2015 or 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2015 or 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Fidelity Connecticut Municipal Income Fund	.48%
Actual		$1,000.00	$1,037.30	$2.44
Hypothetical-C		$1,000.00	$1,022.60	$2.43
Fidelity Connecticut Municipal Money Market Fund	.29%
Actual		$1,000.00	$1,000.10	$1.45**
Hypothetical-C		$1,000.00	$1,023.55	$1.47**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .48% and the expenses paid in the actual and hypothetical examples above would have been $2.40 and $2.43, respectively.

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Connecticut Municipal Income Fund	12/30/2020	12/29/2020	$0.055
Fidelity Connecticut Municipal Money Market Fund	12/30/2020	12/29/2020	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended November 30, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Connecticut Municipal Income Fund	$ 1,706,815

During fiscal year ended 2020, 100% of each fund's income dividends were free from federal income tax, and 5.82% and 19.31% of Fidelity Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Connecticut Municipal Income Fund / Fidelity Connecticut Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for Fidelity Connecticut Municipal Income Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in March 2020 and June 2020.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Investment Performance (for Fidelity Connecticut Municipal Money Market Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Connecticut Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

Fidelity Connecticut Municipal Money Market Fund

The Board noted that because there is a relatively small number of state-specific funds in the Lipper objective, Fidelity combines Lipper's separate categories for state-specific funds with all state and national municipal money market funds to create a single mapped group. The Board considered that Fidelity is the only firm that offers a Connecticut money market fund.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2019. The Board also noted that the management fee rate was seven BP above the Total Mapped Group median and seven BP above the ASPG median.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that Fidelity Connecticut Municipal Income Fund's total expense ratio ranked below the competitive median for 2019 and Fidelity Connecticut Municipal Money Market Fund's total expense ratio ranked above the competitive median for 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the competitive data for Fidelity Connecticut Municipal Money Market Fund reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board noted that, excluding fee waivers and reimbursements, the fund's total expense ratio ranked below the median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

CTF-ANN-0121
1.539232.123

Fidelity® New Jersey Municipal Income Fund

Fidelity® New Jersey Municipal Money Market Fund

Annual Report

November 30, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity® New Jersey Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® New Jersey Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® New Jersey Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® New Jersey Municipal Income Fund	4.28%	4.46%	4.28%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® New Jersey Municipal Income Fund on November 30, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$15,207	Fidelity® New Jersey Municipal Income Fund
$15,320	Bloomberg Barclays Municipal Bond Index

Fidelity® New Jersey Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a gain for the 12 months ending November 30, 2020, overcoming market volatility related to economic and credit fears caused by the coronavirus. The Bloomberg Barclays Municipal Bond Index rose 4.89% for the period. Munis gained 7.54% in 2019 and began 2020 on an upswing, driven by robust demand. By the second week of March, however, the coronavirus pandemic raised the prospect of a broad economic slowdown that would present financial challenges for muni issuers across sectors. For example, revenue bonds used to finance airport projects were hampered by a sharp reduction in air travel. Also, bonds issued by hospitals received scrutiny due to uncertain reimbursement for coronavirus-related treatment and the halt of elective procedures. State and local government tax revenue was impacted by the delay in the income-tax filing date to July 15 and the collapse in revenue from sales taxes, activity taxes and fees. Muni yields rose substantially amid this uncertainty. The U.S. Federal Reserve responded to the risk of rapid economic contraction and dysfunction in the credit markets by lowering the fed funds rate, purchasing taxable bonds and launching lending facilities, while Congress passed substantial fiscal stimulus. This led to increased market liquidity and a return of new issuance in the primary market. Demand for municipal bonds, coupled with better-than-expected economic data, drove down muni yields and credit spreads through November 30.

Comments from Co-Portfolio Managers Cormac Cullen, Michael Maka and Elizah McLaughlin:  For the fiscal year, the fund gained 4.28%, roughly in line, net of fees, with the 4.47% advance of the state benchmark, the Bloomberg Barclays New Jersey Enhanced Modified Municipal Bond Index. We focused on longer-term objectives and sought to generate attractive tax-exempt income and competitive risk-adjusted returns over time. Versus the state benchmark, the fund's below-index allocation to state-appropriated bonds issued by the New Jersey Transportation Trust helped relative performance. The fund's longer-than-index duration (interest-rate sensitivity) also contributed on a relative basis as rates declined. Conversely, a smaller-than-benchmark exposure to bonds issued by the Port Authority of New York and New Jersey and the New Jersey Turnpike detracted on a relative basis, as did overweighting certain private colleges and universities that underperformed the state benchmark. Differences in the way fund holdings and index components were priced significantly hampered the relative result as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On March 1, 2020, Michael Maka assumed co-management responsibilities for the fund. He succeeded Kevin Ramundo, who retired from Fidelity on June 30, 2020, after more than 20 years with the firm.

Fidelity® New Jersey Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of November 30, 2020

% of fund's net assets
General Obligations	31.3
Transportation	24.2
Health Care	22.7
Education	13.2
Tobacco Bonds	2.6

Quality Diversification (% of fund's net assets)

As of November 30, 2020
AAA	2.7%
AA,A	56.8%
BBB	37.8%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® New Jersey Municipal Income Fund

Schedule of Investments November 30, 2020

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Delaware, New Jersey - 1.7%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,289,680
Series 2014 B, 5% 1/1/23	700,000	764,778
Series 2019, 5% 1/1/32	5,000,000	6,370,000

TOTAL DELAWARE, NEW JERSEY		10,424,458

Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,081,300
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,615,155

TOTAL GUAM		2,696,455

New Jersey - 83.2%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,210,700
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,200,500
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,142,971
5% 2/15/26	1,500,000	1,678,830
5% 2/15/27	1,000,000	1,115,360
5% 2/15/28	1,000,000	1,111,580
5% 2/15/29	1,000,000	1,108,080
5% 2/15/32	1,000,000	1,100,360
5% 2/15/33	1,000,000	1,097,730
5% 2/15/34	1,200,000	1,315,428
5% 2/15/35	1,000,000	1,095,310
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,625,050
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,370,765
Cumberland County Impt. Auth.:
(County Correctional Facility Proj.) Series 2018, 5% 10/1/58	5,000,000	6,166,100
(Technical High School Proj.) Series 2014:
5% 9/1/23 (FSA Insured)	600,000	676,062
5% 9/1/24 (FSA Insured)	1,640,000	1,919,702
5% 9/1/25 (FSA Insured)	1,375,000	1,604,474
5% 9/1/39 (Pre-Refunded to 9/1/24 @ 100)	4,000,000	4,708,200
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	6,957,126
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.):
Series 2017 A:
5% 11/1/28 (FSA Insured)	2,500,000	3,070,050
5% 11/1/29 (FSA Insured)	750,000	914,460
5% 11/1/30 (FSA Insured)	605,000	735,057
Series 2019:
4% 7/1/48	1,000,000	1,155,100
5% 7/1/44	2,375,000	2,973,239
Hudson Co. Impt. Auth. Swsr Series 2019:
4% 1/1/35	1,000,000	1,196,220
4% 1/1/37	395,000	469,442
4% 1/1/38	1,000,000	1,185,410
4% 1/1/39	835,000	987,388
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,173,350
5% 11/1/28	1,050,000	1,334,928
5% 11/1/29	1,035,000	1,307,474
5% 11/1/30	800,000	1,006,496
5% 11/1/31	500,000	626,505
Monmouth County Impt. Auth. Rev. Series 2019 B, 4% 12/1/33	1,000,000	1,231,870
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,555,778
5% 9/1/26	600,000	641,160
5% 9/1/27	440,000	469,313
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (b)	1,000,000	969,590
Series A, 5% 11/1/35	5,000,000	5,981,350
Series II, 5% 3/1/26	4,310,000	4,511,579
Series NN, 5% 3/1/21	2,500,000	2,526,476
Series WW:
5.25% 6/15/40	1,895,000	2,120,486
5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	128,505
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	3,024,583
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	1,335,000	1,337,149
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (b)	1,000,000	976,100
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,653,060
5.375% 1/1/43 (a)	2,000,000	2,200,020
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (FSA Insured)	1,500,000	1,823,430
5% 6/1/31 (FSA Insured)	1,500,000	1,816,590
5% 6/1/37 (FSA Insured)	4,000,000	4,760,320
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,774,050
Series 2013 NN:
5% 3/1/26	4,130,000	4,461,680
5% 3/1/27	6,570,000	7,078,387
Series 2013:
5% 3/1/23	4,920,000	5,365,162
5% 3/1/25	1,295,000	1,400,672
Series 2015 XX:
4.25% 6/15/26	4,220,000	4,682,765
5.25% 6/15/27	3,000,000	3,468,660
Series 2016 BBB, 5.5% 6/15/30	2,165,000	2,587,110
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (a)	1,000,000	1,224,710
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 A, 1% 6/1/23	1,300,000	1,302,496
Series 2020 C, 1.15% 6/1/23 (a)	2,500,000	2,533,275
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (a)(c)	1,000,000	1,014,300
New Jersey Edl. Facility:
(College of New Jersey Proj.) Series 2016 F 5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	670,000	840,756
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	635,000	695,712
5% 7/1/24	690,000	779,341
5% 7/1/25	600,000	697,194
5% 7/1/26	945,000	1,123,813
5% 7/1/29	665,000	797,501
Series 2015 B, 5% 7/1/31	3,000,000	3,463,680
Series 2016 A:
5% 7/1/27	2,875,000	3,407,881
5% 7/1/32	600,000	695,790
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,919,459
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,169,580
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,167,550
Series A:
4% 7/1/50	3,000,000	3,264,720
5% 7/1/32	420,000	524,160
5% 7/1/33	675,000	837,918
5% 7/1/34	540,000	668,488
5% 7/1/35	570,000	703,078
5% 7/1/36	1,095,000	1,346,762
5% 7/1/37	1,095,000	1,342,448
5% 7/1/38	985,000	1,204,172
5% 7/1/39	1,040,000	1,268,446
5% 7/1/40	1,035,000	1,258,270
5% 7/1/45	3,500,000	4,201,505
New Jersey Envir. Infrastructure Trust Series 2015 AR1, 5% 9/1/26	200,000	252,396
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/30	6,000,000	7,249,920
4% 6/1/31	5,980,000	7,290,637
4% 6/1/32	5,950,000	7,291,606
5% 6/1/29	2,000,000	2,551,180
5% 6/1/25	3,340,000	3,968,221
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	6,396,017
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	807,667
(Trinitas Hosp. Obligated Grp Proj.) Series 2016 A, 5% 7/1/22	910,000	966,338
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (c)	2,000,000	2,383,920
Series 2019 B3, 5%, tender 7/1/26 (c)	5,000,000	6,148,500
Series 2011:
5% 7/1/23	2,500,000	2,685,775
5% 7/1/24	2,100,000	2,254,539
5% 7/1/25	2,265,000	2,429,688
Series 2013 A:
5% 7/1/28	1,080,000	1,197,904
5% 7/1/32	1,600,000	1,752,096
5.25% 7/1/28	3,250,000	3,617,543
Series 2013:
5% 7/1/24	1,250,000	1,423,475
5% 7/1/26	1,335,000	1,489,673
Series 2014 A:
4% 7/1/45	1,300,000	1,366,807
5% 7/1/30	700,000	791,644
5% 7/1/31	455,000	513,436
5% 7/1/32	1,000,000	1,125,470
5% 7/1/44	3,635,000	4,047,754
5% 7/1/45	2,225,000	2,466,657
Series 2016 A:
5% 7/1/22	2,000,000	2,123,820
5% 7/1/26	1,575,000	1,907,813
5% 7/1/27	100,000	123,476
5% 7/1/27	1,700,000	2,044,352
5% 7/1/28	2,000,000	2,448,700
5% 7/1/28	2,040,000	2,439,881
5% 7/1/29	3,660,000	4,457,551
5% 7/1/29	1,550,000	1,844,128
5% 7/1/30	1,200,000	1,455,564
5% 7/1/30	2,000,000	2,369,900
5% 7/1/31	5,100,000	6,168,807
5% 7/1/31	10,195,000	12,313,113
5% 7/1/33	1,000,000	1,200,750
5% 7/1/39	11,000,000	13,055,130
5% 7/1/43	2,500,000	2,932,775
Series 2016:
4% 7/1/48	425,000	448,881
5% 7/1/23	1,240,000	1,349,963
5% 7/1/24	835,000	957,010
5% 7/1/24	1,000,000	1,121,630
5% 7/1/26	800,000	945,256
5% 7/1/29	1,050,000	1,278,617
5% 7/1/30	605,000	733,508
5% 7/1/31	400,000	483,240
5% 7/1/35	950,000	1,087,133
5% 7/1/36	565,000	645,072
5% 7/1/41	5,085,000	5,754,491
Series 2017 A:
5% 7/1/25	110,000	132,047
5% 7/1/52	4,265,000	5,018,626
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013:
4% 12/1/20 (a)	2,500,000	2,500,000
5% 12/1/22 (a)	2,250,000	2,435,940
Series 2016 1A, 5% 12/1/25 (a)	1,400,000	1,648,374
Series 2017 1A:
5% 12/1/22 (a)	500,000	541,320
5% 12/1/25 (a)	3,000,000	3,532,230
5% 12/1/27 (a)	2,500,000	2,963,650
Series 2018 B, 5% 12/1/28 (a)	950,000	1,154,440
Series 2019 A:
5% 12/1/26	2,525,000	3,064,744
5% 12/1/27	2,000,000	2,466,180
5% 12/1/28	700,000	866,068
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/24 (a)	2,320,000	2,536,502
4% 10/1/24 (a)	2,370,000	2,623,377
New Jersey Institute of Technology Series A:
5% 7/1/27	170,000	215,647
5% 7/1/28	225,000	292,217
5% 7/1/29	270,000	358,123
5% 7/1/30	260,000	340,337
5% 7/1/31	375,000	488,516
5% 7/1/32	375,000	485,715
5% 7/1/33	170,000	219,907
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/21	100,000	102,364
5% 6/1/23	800,000	890,720
5% 6/1/24	1,000,000	1,156,570
5% 6/1/25	3,000,000	3,598,260
5% 6/1/26	3,000,000	3,714,690
5% 6/1/27	1,000,000	1,270,710
5% 6/1/28	2,000,000	2,601,860
Series 2018 B, 3.2% 6/1/27	2,840,000	2,916,652
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2012 B, 5% 1/1/24	2,650,000	2,899,869
Series 2014 A, 5% 1/1/32	5,000,000	5,690,700
Series 2017 B:
5% 1/1/33	5,000,000	6,214,650
5% 1/1/34	2,500,000	3,097,600
Series 2019 A, 5% 1/1/48	2,000,000	2,463,460
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,311,504
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	9,034,200
0% 12/15/34	4,000,000	2,898,160
Series 2008 A, 0% 12/15/36	25,000,000	15,357,741
Series 2009 A, 0% 12/15/38	13,900,000	7,905,347
Series 2010 A:
0% 12/15/27	3,000,000	2,556,750
0% 12/15/30	14,750,000	11,292,748
Series 2010 A3, 0% 12/15/34	10,775,000	7,144,472
Series 2011 A, 5.25% 6/15/25	6,000,000	6,138,060
Series 2011 B:
5.25% 6/15/25	3,185,000	3,258,287
5.25% 6/15/26	2,000,000	2,046,080
Series 2016 A:
5% 6/15/29	750,000	871,043
5% 6/15/30	5,000,000	5,783,250
Series 2018 A, 5% 6/15/31	3,000,000	3,458,700
Series A:
5% 12/15/32	2,600,000	3,147,612
5% 12/15/33	2,850,000	3,433,766
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,273,211
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	224,328
Rutgers State Univ. Rev. Series Q:
5% 5/1/24	1,360,000	1,564,041
5% 5/1/25	750,000	893,228
5% 5/1/26	700,000	860,979
5% 5/1/27	750,000	945,300
5% 5/1/28	700,000	903,371
5% 5/1/29	500,000	659,105
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (a)	730,000	851,165
5% 1/1/31 (a)	1,950,000	2,250,534
5% 1/1/33 (a)	750,000	857,475
5% 1/1/35 (a)	2,000,000	2,276,100
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/28 (FSA Insured)	200,000	257,086
5% 11/1/29 (FSA Insured)	1,750,000	2,291,030
5% 11/1/30 (FSA Insured)	1,740,000	2,252,900
5% 11/1/31 (FSA Insured)	1,500,000	1,935,270
5% 11/1/32 (FSA Insured)	1,230,000	1,575,618
5% 11/1/33 (FSA Insured)	750,000	954,555
Series 2020 A:
4% 11/1/50 (Build America Mutual Assurance Insured)	2,000,000	2,261,500
5% 11/1/45	7,000,000	8,596,560
5% 11/1/45 (Build America Mutual Assurance Insured)	2,000,000	2,464,100

TOTAL NEW JERSEY		512,784,962

New York - 0.7%
Port Auth. of New York & New Jersey Series 221:
4% 7/15/37	1,000,000	1,178,710
5% 7/15/35	2,500,000	3,225,150

TOTAL NEW YORK		4,403,860

New York And New Jersey - 8.8%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	10,000,000	11,552,300
Series 2016, 5% 11/15/32 (a)	5,000,000	6,037,200
Series 2018, 5% 9/15/34 (a)	5,000,000	6,159,850
Series 207, 5% 9/15/29 (a)	1,750,000	2,202,848
Series 209, 5% 7/15/35	3,970,000	4,991,005
Series 213, 5% 9/1/39	5,390,000	6,849,127
Series 214:
5% 9/1/30 (a)	250,000	324,320
5% 9/1/36 (a)	6,785,000	8,548,218
Series 221:
4% 7/15/45	1,500,000	1,722,840
4% 7/15/60 (a)	5,000,000	5,622,200

TOTAL NEW YORK AND NEW JERSEY		54,009,908

Non-State Specific - 0.2%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000,000	1,257,810
Pennsylvania, New Jersey - 2.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,102,420
5% 7/1/26	650,000	782,243
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	300,000	363,639
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	350,000	424,246
Series 2019 A, 5% 7/1/44	700,000	891,625
Series 2019 B:
5% 7/1/31	800,000	1,060,496
5% 7/1/32	1,000,000	1,318,000
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,211,380
Series 2018 A:
5% 1/1/37	1,200,000	1,498,476
5% 1/1/38	1,450,000	1,806,135
5% 1/1/39	1,190,000	1,478,730
5% 1/1/40	1,250,000	1,550,500

TOTAL PENNSYLVANIA, NEW JERSEY		15,487,890

TOTAL MUNICIPAL BONDS
(Cost $553,188,447)		601,065,343

Municipal Notes - 1.1%
New Jersey - 1.1%
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 B, 0.12% 12/1/20, LOC JPMorgan Chase Bank, VRDN (c)	5,200,000	$5,200,000
Rutgers State Univ. Rev. Series 2009 G, 0.08% 12/1/20 (Liquidity Facility TD Banknorth, NA), VRDN (c)	1,200,000	1,200,000
TOTAL MUNICIPAL NOTES
(Cost $6,400,000)		6,400,000
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $559,588,447)		607,465,343
NET OTHER ASSETS (LIABILITIES) - 1.4%		8,842,572
NET ASSETS - 100%		$616,307,915

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,945,690 or 0.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$607,465,343	$--	$607,465,343	$--
Total Investments in Securities:	$607,465,343	$--	$607,465,343	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	31.3%
Transportation	24.2%
Health Care	22.7%
Education	13.2%
Others* (Individually Less Than 5%)	8.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $559,588,447)		$607,465,343
Cash		1,430,393
Receivable for fund shares sold		703,875
Interest receivable		7,629,205
Prepaid expenses		699
Other receivables		1,767
Total assets		617,231,282
Liabilities
Payable for fund shares redeemed	$229,044
Distributions payable	427,081
Accrued management fee	176,571
Other affiliated payables	53,814
Other payables and accrued expenses	36,857
Total liabilities		923,367
Net Assets		$616,307,915
Net Assets consist of:
Paid in capital		$565,732,812
Total accumulated earnings (loss)		50,575,103
Net Assets		$616,307,915
Net Asset Value, offering price and redemption price per share ($616,307,915 ÷ 49,389,689 shares)		$12.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2020
Investment Income
Interest		$17,046,163
Expenses
Management fee	$2,044,862
Transfer agent fees	460,974
Accounting fees and expenses	142,495
Custodian fees and expenses	4,556
Independent trustees' fees and expenses	1,905
Registration fees	31,628
Audit	51,367
Legal	5,934
Miscellaneous	3,484
Total expenses before reductions	2,747,205
Expense reductions	(5,047)
Total expenses after reductions		2,742,158
Net investment income (loss)		14,304,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,043,735
Total net realized gain (loss)		3,043,735
Change in net unrealized appreciation (depreciation) on investment securities		5,279,899
Net gain (loss)		8,323,634
Net increase (decrease) in net assets resulting from operations		$22,627,639

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2020	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,304,005	$14,997,315
Net realized gain (loss)	3,043,735	3,292,855
Change in net unrealized appreciation (depreciation)	5,279,899	30,714,587
Net increase (decrease) in net assets resulting from operations	22,627,639	49,004,757
Distributions to shareholders	(17,458,648)	(15,123,867)
Share transactions
Proceeds from sales of shares	161,943,130	104,846,312
Reinvestment of distributions	11,483,938	10,083,932
Cost of shares redeemed	(147,952,232)	(73,791,683)
Net increase (decrease) in net assets resulting from share transactions	25,474,836	41,138,561
Total increase (decrease) in net assets	30,643,827	75,019,451
Net Assets
Beginning of period	585,664,088	510,644,637
End of period	$616,307,915	$585,664,088
Other Information
Shares
Sold	13,283,343	8,644,852
Issued in reinvestment of distributions	940,306	831,866
Redeemed	(12,335,521)	(6,141,680)
Net increase (decrease)	1,888,128	3,335,038

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey Municipal Income Fund

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$11.56	$11.84	$11.55	$11.79
Income from Investment Operations
Net investment income (loss)A	.299	.333	.343	.350	.360
Net realized and unrealized gain (loss)	.216	.773	(.216)	.379	(.219)
Total from investment operations	.515	1.106	.127	.729	.141
Distributions from net investment income	(.299)	(.333)	(.343)	(.349)	(.364)
Distributions from net realized gain	(.066)	(.003)	(.064)	(.090)	(.017)
Total distributions	(.365)	(.336)	(.407)	(.439)	(.381)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$12.48	$12.33	$11.56	$11.84	$11.55
Total ReturnC	4.28%	9.66%	1.10%	6.44%	1.08%
Ratios to Average Net AssetsD
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.47%	.47%
Expenses net of all reductions	.47%	.47%	.47%	.47%	.47%
Net investment income (loss)	2.45%	2.75%	2.95%	2.99%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$616,308	$585,664	$510,645	$522,402	$531,738
Portfolio turnover rate	15%	12%	18%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of November 30, 2020

Days	% of fund's investments 11/30/20
1 - 7	72.4
8 - 30	6.5
31 - 60	3.8
61 - 90	1.2
91 - 180	3.0
> 180	13.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2020
Variable Rate Demand Notes (VRDNs)	26.0%
Tender Option Bond	40.8%
Other Municipal Security	25.9%
Investment Companies	7.9%
Net Other Assets (Liabilities)*	(0.6)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

11/30/20
Fidelity® New Jersey Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending November 30, 2020, the most recent period shown in the table, would have been (0.32)%.

Fidelity® New Jersey Municipal Money Market Fund

Schedule of Investments November 30, 2020

Showing Percentage of Net Assets

Variable Rate Demand Note - 26.0%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.21% 12/7/20, VRDN (a)(b)	$900,000	$900,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 0.21% 12/7/20, VRDN (a)(b)	300,000	300,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 0.26% 12/7/20, VRDN (a)(b)	500,000	500,000
Kansas - 0.7%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.25% 12/7/20, VRDN (b)	800,000	800,000
Series 2007 B, 0.25% 12/7/20, VRDN (b)	400,000	400,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.2% 12/7/20, VRDN (b)	1,600,000	1,600,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.2% 12/7/20, VRDN (b)	200,000	200,000
(Western Resources, Inc. Proj.) Series 1994, 0.2% 12/7/20, VRDN (b)	500,000	500,000
		3,500,000
Louisiana - 0.7%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.2% 12/7/20, VRDN (b)	3,500,000	3,500,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 0.21% 12/7/20, VRDN (a)(b)	100,000	100,000
New Jersey - 20.5%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.09% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (b)	1,200,000	1,200,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.12% 12/7/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	13,300,000	13,300,000
New Jersey Econ. Dev. Auth. Rev. (Cooper Health Sys. Proj.) Series 2008 A, 0.1% 12/7/20, LOC TD Banknorth, NA, VRDN (b)	23,400,000	23,400,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.1% 12/7/20, LOC Bank of America NA, VRDN (b)	10,580,000	10,580,000
Series 2008 C, 0.1% 12/7/20, LOC JPMorgan Chase Bank, VRDN (b)	5,120,000	5,120,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.1% 12/7/20, LOC TD Banknorth, NA, VRDN (b)	1,900,000	1,900,000
Series 2006 A5, 0.08% 12/7/20, LOC Wells Fargo Bank NA, VRDN (b)	1,200,000	1,200,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.1% 12/7/20, LOC Wells Fargo Bank NA, VRDN (b)	4,060,000	4,060,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.08% 12/7/20, LOC Wells Fargo Bank NA, VRDN (b)	3,500,000	3,500,000
(Virtua Health Proj.) Series 2009 E, 0.08% 12/7/20, LOC TD Banknorth, NA, VRDN (b)	1,900,000	1,900,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 0.13% 12/7/20, LOC Citibank NA, VRDN (a)(b)	22,920,000	22,920,000
FHLMC Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.11% 12/7/20, LOC Freddie Mac, VRDN (b)	8,000,000	8,000,000
		97,080,000
New York And New Jersey - 2.8%
Port Auth. of New York & New Jersey:
Series 1991 3, 0.19% 12/30/20, VRDN (a)(b)(c)	1,800,000	1,800,000
Series 1995 3, 0.19% 12/30/20, VRDN (a)(b)(c)	4,800,000	4,800,000
Series 1995 4, 0.19% 12/30/20, VRDN (a)(b)(c)	6,600,000	6,600,000
		13,200,000
Pennsylvania - 0.2%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.15% 12/1/20, VRDN (b)	900,000	900,000
South Carolina - 0.5%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 0.21% 12/7/20, VRDN (a)(b)	100,000	100,000
Series 1997, 0.21% 12/7/20, VRDN (a)(b)	2,100,000	2,100,000
		2,200,000
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.21% 12/7/20, VRDN (a)(b)	50,000	50,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.24% 12/7/20, VRDN (a)(b)	400,000	400,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.22% 12/7/20, VRDN (a)(b)	600,000	600,000
		1,000,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $123,230,000)		123,230,000

Tender Option Bond - 40.8%
California - 0.7%
Dignity Health Participating VRDN Series DBE 80 11, 0.33% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	3,200,000	3,200,000
Florida - 0.4%
Broward County Port Facilities Rev. Bonds Series G 115, 0.36%, tender 3/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	200,000	200,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.41% 1/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	1,745,000	1,745,000
		1,945,000
Kentucky - 0.0%
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.31%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Massachusetts - 0.0%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.29%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)(e)	100,000	100,000
New Jersey - 29.3%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.28%, tender 12/15/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)(e)	5,200,000	5,200,000
Hudson County Impt. Auth. Participating VRDN:
Series 16 ZF0450, 0.16% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	4,275,000	4,275,000
Series Floaters XG 02 22, 0.16% 12/7/20 (Liquidity Facility Bank of America NA) (b)(d)(e)	2,460,000	2,460,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Participating VRDN:
Series XF 08 82, 0.16% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	4,460,000	4,460,000
Series ZF 08 12, 0.17% 12/7/20 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	13,550,000	13,550,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 10 48, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	12,385,000	12,385,000
Series Floaters XF 23 93, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,750,000	1,750,000
Series Floaters XX 10 91, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,600,000	4,600,000
Series YX 11 60, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,115,000	3,115,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0099, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	4,335,000	4,335,000
New Jersey Gen. Oblig. Participating VRDN Series ZF 12 07, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	4,700,000	4,700,000
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN:
Series XF 09 71, 0.13% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	1,915,000	1,915,000
Series XF 27 02, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,100,000	1,100,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN:
Series Floaters XG 01 78, 0.16% 12/7/20 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	8,610,000	8,610,000
Series XL 01 15, 0.18% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	2,250,000	2,250,000
Series ZF 09 59, 0.18% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	2,000,000	2,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN:
Series 20 XF 28 96, 0.14% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	3,200,000	3,200,000
Series Floaters XF 27 97, 0.19% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	3,150,000	3,150,000
Series Floaters XG 02 28, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,030,000	2,030,000
New Jersey Tpk. Auth. Tpk. Rev. Bonds Series G 119, 0.26%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	1,100,000	1,100,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XF 23 70, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,415,000	3,415,000
Series Floaters XG 02 05, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,660,000	3,660,000
Series Floaters XG 02 24, 0.15% 12/7/20 (Liquidity Facility Bank of America NA) (b)(d)(e)	7,100,000	7,100,000
Series Floaters XX 10 93, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,700,000	3,700,000
Rutgers State Univ. Rev. Participating VRDN:
Series XF 22 95, 0.1% 12/7/20 (Liquidity Facility Citibank NA) (b)(d)(e)	3,900,000	3,900,000
Series ZF 24 76, 0.1% 12/7/20 (Liquidity Facility Citibank NA) (b)(d)(e)	3,315,000	3,315,000
Series ZF 24 77, 0.1% 12/7/20 (Liquidity Facility Citibank NA) (b)(d)(e)	4,000,000	4,000,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,940,000	1,940,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 0.21% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	5,960,000	5,960,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN:
Series Floaters ZF 24 78, 0.11% 12/7/20 (Liquidity Facility Citibank NA) (b)(d)(e)	1,900,000	1,900,000
Series ZF 24 79, 0.11% 12/7/20 (Liquidity Facility Citibank NA) (b)(d)(e)	700,000	700,000
Union County Utils. Resources Auth. Participating VRDN Series 16 ZM0165, 0.19% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	13,140,000	13,140,000
		138,915,000
New York - 0.2%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 0.31% 1/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	100,000	100,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.26% 1/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)(f)	600,000	600,000
		700,000
New York And New Jersey - 9.7%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	1,675,000	1,675,000
Series 16 ZF0367, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	7,155,000	7,155,000
Series 16 ZM0160, 0.25% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	9,870,000	9,870,000
Series DB 8033, 0.26% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	500,000	500,000
Series Floaters XM 06 16, 0.19% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	2,900,000	2,900,000
Series Floaters ZF 02 69, 0.21% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	100,000	100,000
Series MS 3321, 0.21% 12/7/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)(e)	4,970,000	4,970,000
Series XF 08 08, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	300,000	300,000
Series XF 09 38, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	8,000,000	8,000,000
Series XG 02 65 0.22% 12/7/20 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	5,375,000	5,375,000
Series XL 01 10, 0.25% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	3,795,000	3,795,000
Series ZF 09 96, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	1,100,000	1,100,000
		45,740,000
Ohio - 0.1%
Ohio Hosp. Rev. Participating VRDN Series 002, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	400,000	400,000
Pennsylvania - 0.0%
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series DBE 8032, 0.33% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	200,000	200,000
Virginia - 0.4%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,200,000	1,200,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.21% 12/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(d)(e)	750,000	750,000
		1,950,000
TOTAL TENDER OPTION BOND
(Cost $193,250,000)		193,250,000

Other Municipal Security - 25.9%
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 0.18% tender 12/22/20, CP mode	300,000	300,000
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.36%, tender 6/28/21 (b)(f)	100,000	100,000
New Jersey - 23.1%
Avalon Borough Gen. Oblig. BAN Series 2020, 2% 2/12/21	4,285,520	4,292,865
Bergen County Gen. Oblig. BAN Series 2019, 2% 12/11/20	5,140,000	5,142,402
Camden County BAN Series 2020 A, 1.5% 10/19/21	5,400,000	5,456,954
City of Hackensack BAN Series 2019, 2% 12/9/20	2,500,000	2,500,388
Essex County Gen. Oblig. BAN Series 2020, 2% 9/3/21	4,010,000	4,063,182
Essex County Impt. Auth. Proj. Rev. Bonds Series 2007, 5.25% 12/15/20	510,000	510,981
Lyndhurst Township Gen. Oblig. BAN Series 2020, 1.5% 2/5/21	1,500,000	1,500,987
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2011 GG, 5.75% 3/1/21 (Pre-Refunded to 3/1/21 @ 100)	200,000	202,750
Series 2012 II, 5% 3/1/21 (Escrowed to Maturity)	7,680,000	7,770,010
Series 2020, 0.2% tender 4/6/21, CP mode	2,300,000	2,300,000
New Jersey Edl. Facilities Auth. Rev. Series 1997 A:
0.2% 1/7/21, CP	1,100,000	1,100,000
0.2% 1/7/21, CP	9,100,000	9,100,040
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds:
Series 2011 A:
5% 7/1/21 (Escrowed to Maturity)	12,535,000	12,886,812
5.625% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	3,220,000	3,322,693
5.625% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	4,300,000	4,434,233
Series 2013, 5% 7/1/21	210,000	215,735
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Bonds:
Series 2012 1A, 5% 12/1/21 (a)	5,000,000	5,225,728
Series 2013:
4% 12/1/20 (a)	1,550,000	1,550,000
5% 12/1/21 (a)	1,000,000	1,044,019
Series 2014 1A, 5% 12/1/21 (a)	1,800,000	1,881,262
New Jersey Tpk. Auth. Tpk. Rev. Bonds:
Series 2012 B, 5% 1/1/21 (Escrowed to Maturity)	1,530,000	1,536,247
Series 2013 A, 5% 1/1/21 (Escrowed to Maturity)	600,000	602,442
Series 2014 C, 5% 1/1/21 (Escrowed to Maturity)	1,600,000	1,606,496
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2011 A:
5.25% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	1,695,000	1,741,000
5.5% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	7,510,000	7,723,508
Series 2011 B:
5% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	3,900,000	4,001,931
5.25% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	1,100,000	1,130,232
5.25% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	250,000	256,777
North Arlington BAN Series 2020, 3% 11/12/21	3,800,000	3,890,307
Oakland Gen. Oblig. BAN Series 2019, 2% 12/11/20	4,451,000	4,451,912
Old Bridge Township Gen. Oblig. BAN Series 2020, 2.5% 10/21/21	3,800,000	3,870,862
Rutgers State Univ. Rev. Bonds Series 2013 L, 5% 5/1/21 (Escrowed to Maturity)	375,000	382,551
Verona Township Gen. Oblig. BAN Series 2020, 2% 3/5/21	3,400,000	3,408,143
		109,103,449
New York And New Jersey - 2.7%
Port Auth. of New York & New Jersey Series 2020:
0.23% 12/21/20, CP (a)	4,500,000	4,500,000
0.25% 12/1/20, CP (a)	4,800,000	4,800,000
0.28% 12/3/20, CP	1,700,000	1,700,000
0.29% 12/15/20, CP	1,960,000	1,960,000
		12,960,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $122,463,451)		122,463,449
	Shares	Value

Investment Company - 7.9%
Fidelity Municipal Cash Central Fund .13%(g)(h)
(Cost $37,236,000)	37,232,277	37,236,002
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $476,179,451)		476,179,451
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,725,914)
NET ASSETS - 100%		$473,453,537

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,900,000 or 4.2% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Broward County Port Facilities Rev. Bonds Series G 115, 0.36%, tender 3/1/21 (Liquidity Facility Royal Bank of Canada)	9/1/20	$200,000
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.28%, tender 12/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$5,200,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.31%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada)	11/2/20	$100,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.29%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/20/20	$100,000
New Jersey Tpk. Auth. Tpk. Rev. Bonds Series G 119, 0.26%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada)	2/6/20	$1,100,000
Port Auth. of New York & New Jersey Series 1991 3, 0.19% 12/3/20, VRDN	12/3/03	$1,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.19% 12/30/20, VRDN	9/15/95	$4,800,000
Port Auth. of New York& New Jersey Series 1995 4, 0.19% 12/30/20, VRDN	8/9/02	$6,600,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$203,877
Total	$203,877

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $38,892,073. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $292,714,003 and $294,371,570, respectively, during the period.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $438,943,451)	$438,943,449
Fidelity Central Funds (cost $37,236,000)	37,236,002
Total Investment in Securities (cost $476,179,451)		$476,179,451
Cash		1,426
Receivable for investments sold		400,000
Receivable for fund shares sold		116,433
Interest receivable		1,753,690
Distributions receivable from Fidelity Central Funds		2,618
Prepaid expenses		643
Other receivables		126
Total assets		478,454,387
Liabilities
Payable for investments purchased	$4,700,000
Payable for fund shares redeemed	199,700
Distributions payable	139
Accrued management fee	66,605
Other affiliated payables	6,184
Other payables and accrued expenses	28,222
Total liabilities		5,000,850
Net Assets		$473,453,537
Net Assets consist of:
Paid in capital		$473,550,612
Total accumulated earnings (loss)		(97,075)
Net Assets		$473,453,537
Net Asset Value, offering price and redemption price per share ($473,453,537 ÷ 472,702,737 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2020
Investment Income
Interest		$4,048,786
Income from Fidelity Central Funds		203,877
Total income		4,252,663
Expenses
Management fee	$1,822,717
Transfer agent fees	667,183
Accounting fees and expenses	79,170
Custodian fees and expenses	4,769
Independent trustees' fees and expenses	1,761
Registration fees	26,437
Audit	36,661
Legal	6,906
Miscellaneous	2,340
Total expenses before reductions	2,647,944
Expense reductions	(544,598)
Total expenses after reductions		2,103,346
Net investment income (loss)		2,149,317
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,316
Fidelity Central Funds	1,494
Total net realized gain (loss)		65,810
Net increase in net assets resulting from operations		$2,215,127

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2020	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,149,317	$7,015,865
Net realized gain (loss)	65,810	87,556
Net increase in net assets resulting from operations	2,215,127	7,103,421
Distributions to shareholders	(2,148,946)	(7,255,552)
Share transactions
Proceeds from sales of shares	75,396,580	75,168,944
Reinvestment of distributions	2,069,951	6,981,963
Cost of shares redeemed	(174,879,251)	(227,261,625)
Net increase (decrease) in net assets and shares resulting from share transactions	(97,412,720)	(145,110,718)
Total increase (decrease) in net assets	(97,346,539)	(145,262,849)
Net Assets
Beginning of period	570,800,076	716,062,925
End of period	$473,453,537	$570,800,076
Other Information
Shares
Sold	75,396,580	75,168,944
Issued in reinvestment of distributions	2,069,951	6,981,963
Redeemed	(174,879,251)	(227,261,625)
Net increase (decrease)	(97,412,720)	(145,110,718)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey Municipal Money Market Fund

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.011	.009	.004	.001
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A
Total from investment operations	.004	.011	.010	.004	.001
Distributions from net investment income	(.004)	(.011)	(.009)	(.004)	(.001)
Distributions from net realized gain	–	–A	(.001)	–	–
Total distributions	(.004)	(.011)	(.010)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.39%	1.13%	1.02%	.37%	.07%
Ratios to Average Net AssetsC,D
Expenses before reductions	.51%	.51%	.51%	.50%	.50%
Expenses net of fee waivers, if any	.40%	.51%	.51%	.50%	.32%
Expenses net of all reductions	.40%	.51%	.51%	.50%	.32%
Net investment income (loss)	.41%	1.09%	.91%	.36%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$473,454	$570,800	$716,063	$983,578	$1,487,175

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2020

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of New Jersey.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Income Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the capital gain distributions from the Fidelity Central Funds, market discount, capital loss carryforwards, and losses deferred due to wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity New Jersey Municipal Income Fund	$559,590,120	$48,620,901	$(745,678)	$47,875,223
Fidelity New Jersey Municipal Money Market Fund	476,179,451	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity New Jersey Municipal Income Fund	$–	$–	$2,710,235	$–	$47,875,223
Fidelity New Jersey Municipal Money Market Fund	–	–	–	(96,782)	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity New Jersey Municipal Money Market Fund	(96,782)	–	(96,782)

The tax character of distributions paid was as follows:

November 30, 2020
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity New Jersey Municipal Income Fund	$14,298,258	$430,962	$2,729,428	$17,458,648
Fidelity New Jersey Municipal Money Market Fund	2,148,946	–	–	2,148,946
November 30, 2019
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity New Jersey Municipal Income Fund	$14,993,730	$86,758	$43,379	$15,123,867
Fidelity New Jersey Municipal Money Market Fund	7,015,567	239,985	–	7,255,552

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Jersey Municipal Income Fund	112,551,984	87,143,079

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.10%	.35%
Fidelity New Jersey Municipal Money Market Fund	.25%	.10%	.35%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.08%
Fidelity New Jersey Municipal Money Market Fund	.13%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity New Jersey Municipal Income Fund	.02
Fidelity New Jersey Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity New Jersey Municipal Income Fund	$1,362

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $542,925.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity New Jersey Municipal Income Fund	$3,870
Fidelity New Jersey Municipal Money Market Fund	537

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity New Jersey Municipal Income Fund	$1,177
Fidelity New Jersey Municipal Money Market Fund	1,136

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and Shareholders of Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity New Jersey Municipal Income Fund (one of the funds constituting Fidelity Court Street Trust) and Fidelity New Jersey Municipal Money Market Fund (one of the funds constituting Fidelity Court Street Trust II) (hereafter collectively referred to as the “Funds”) as of November 30, 2020, the related statements of operations for the year ended November 30, 2020, the statements of changes in net assets for each of the two years in the period ended November 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2020 and each of the financial highlights for each of the five years in the period ended November 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 12, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2015 or 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2015 or 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Fidelity New Jersey Municipal Income Fund	.47%
Actual		$1,000.00	$1,066.50	$2.43
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Fidelity New Jersey Municipal Money Market Fund	.29%
Actual		$1,000.00	$1,000.10	$1.45**
Hypothetical-C		$1,000.00	$1,023.55	$1.47**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.50 and $2.53, respectively.

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity New Jersey Municipal Income Fund	12/30/2020	12/29/2020	$0.0540

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended November 30, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity New Jersey Municipal Income Fund	$ 3,043,632

During fiscal year ended 2020, 100% of each fund's income dividends were free from federal income tax, and 11.39% and 30.28% of Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Jersey Municipal Income Fund / Fidelity New Jersey Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for Fidelity New Jersey Municipal Income Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in March 2020 and July 2020.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Investment Performance (for  Fidelity New Jersey Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity New Jersey Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

Fidelity New Jersey Municipal Money Market Fund

The Board noted that because there is a relatively small number of state-specific funds in the Lipper objective, Fidelity combines Lipper's separate categories for state-specific funds with all state and national municipal money market funds to create a single mapped group.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2019. The Board also noted that the management fee rate was seven BP above the Total Mapped Group median and seven BP above the ASPG median.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that Fidelity New Jersey Municipal Income Fund's total expense ratio ranked below the competitive median for 2019 and Fidelity New Jersey Municipal Money Market Fund's total expense ratio ranked above the competitive median for 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the competitive data for Fidelity New Jersey Municipal Money Market Fund reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board noted that, excluding fee waivers and reimbursements, the fund's total expense ratio ranked above the median, but the difference in total expense ratio was 1 BP.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

NJN-ANN-0120
1.539150.123

Fidelity® New Jersey AMT Tax-Free Money Market Fund

Annual Report

November 30, 2020

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of November 30, 2020

Days	% of fund's investments 11/30/20
1 - 7	73.3
8 - 30	6.8
31 - 60	4.3
61 - 90	1.2
91 - 180	1.5
> 180	12.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2020
Variable Rate Demand Notes (VRDNs)	30.6%
Tender Option Bond	43.9%
Other Municipal Security	23.3%
Investment Companies	2.7%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

11/30/20
Fidelity® New Jersey AMT Tax-Free Money Market Fund	0.01%
Service Class	0.01%
Institutional Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending November 30, 2020, the most recent period shown in the table, would have been (0.12)% for Money Market Fund, (0.07)% for Institutional Class, and (0.33)% for Service Class.

Schedule of Investments November 30, 2020

Showing Percentage of Net Assets

Variable Rate Demand Note - 30.6%
	Principal Amount	Value
Alabama - 0.8%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.19% 12/7/20, VRDN (a)	$2,500,000	$2,500,000
West Jefferson Indl. Dev. Series 2008, 0.19% 12/7/20, VRDN (a)	800,000	800,000
		3,300,000
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.21% 12/7/20, VRDN (a)	300,000	300,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.22% 12/7/20, VRDN (a)	200,000	200,000
Indiana - 0.2%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.2% 12/7/20, VRDN (a)	900,000	900,000
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.25% 12/7/20, VRDN (a)	100,000	100,000
Series 2007 B, 0.25% 12/7/20, VRDN (a)	300,000	300,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.2% 12/7/20, VRDN (a)	100,000	100,000
(Western Resources, Inc. Proj.) Series 1994, 0.2% 12/7/20, VRDN (a)	500,000	500,000
		1,000,000
Louisiana - 0.7%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.18% 12/7/20, VRDN (a)	700,000	700,000
Series 2010 B1, 0.2% 12/7/20, VRDN (a)	2,000,000	2,000,000
		2,700,000
New Jersey - 24.9%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.09% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	6,430,000	6,430,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Exxon Mobil Corp. Proj.) Series 1989, 0.1% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	10,900,000	10,900,000
New Jersey Econ. Dev. Auth. Rev. (Cooper Health Sys. Proj.) Series 2008 A, 0.1% 12/7/20, LOC TD Banknorth, NA, VRDN (a)	1,500,000	1,500,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.1% 12/7/20, LOC Bank of America NA, VRDN (a)	9,725,000	9,725,000
Series 2008 C, 0.1% 12/7/20, LOC JPMorgan Chase Bank, VRDN (a)	10,695,000	10,695,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.1% 12/7/20, LOC TD Banknorth, NA, VRDN (a)	12,700,000	12,700,000
Series 2006 A4, 0.08% 12/7/20, LOC Wells Fargo Bank NA, VRDN (a)	6,000,000	6,000,000
Series 2006 A5, 0.08% 12/7/20, LOC Wells Fargo Bank NA, VRDN (a)	1,175,000	1,175,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.1% 12/7/20, LOC Wells Fargo Bank NA, VRDN (a)	4,875,000	4,875,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.08% 12/7/20, LOC Wells Fargo Bank NA, VRDN (a)	10,300,000	10,300,000
(Virtua Health Proj.):
Series 2009 D, 0.09% 12/7/20, LOC TD Banknorth, NA, VRDN (a)	16,850,000	16,850,001
Series 2009 E, 0.08% 12/7/20, LOC TD Banknorth, NA, VRDN (a)(b)	1,905,000	1,905,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (ExxonMobil Proj.) Series 1989, 0.1% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	3,100,000	3,100,000
FHLMC Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.11% 12/7/20, LOC Freddie Mac, VRDN (a)	3,300,000	3,300,000
		99,455,001
New York And New Jersey - 3.5%
Port Auth. of New York & New Jersey:
Series 1992 2, 0.16% 12/30/20, VRDN (a)(c)	6,400,000	6,400,000
Series 1997 1, 0.16% 12/30/20, VRDN (a)(c)	4,400,000	4,400,000
Series 1997 2, 0.16% 12/30/20, VRDN (a)(c)	3,100,000	3,100,000
		13,900,000
Pennsylvania - 0.2%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.15% 12/1/20, VRDN (a)	800,000	800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $122,555,001)		122,555,001

Tender Option Bond - 43.9%
California - 0.0%
Dignity Health Participating VRDN Series 17 04, 0.23% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series MIZ 90 22, 0.26% 12/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)	200,000	200,000
Florida - 0.4%
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 0.21% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.41% 1/11/21 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,360,000	1,360,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.21% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 0.21% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Series XM 08 68, 0.21% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
		1,760,000
Illinois - 0.5%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Spears DBE 80 22, 0.31% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	800,000	800,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,035,000	1,035,000
Illinois Gen. Oblig. Participating VRDN Series XM 07 59, 0.3% 12/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	215,000	215,000
		2,050,000
Kentucky - 0.0%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.26% 12/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)	100,000	100,000
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, 0.29%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	400,000	400,000
Series Clipper 09 69, 0.29%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	200,000	200,000
		600,000
New Jersey - 31.8%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.28%, tender 12/15/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	4,300,000	4,300,000
Hudson County Impt. Auth. Participating VRDN:
Series 16 ZF0450, 0.16% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	600,000	600,000
Series Floaters XG 02 22, 0.16% 12/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,000,000	1,000,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,100,000	1,100,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,300,000	1,300,000
Series Floaters XF 25 38, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,810,000	2,810,000
Series Floaters XG 01 68, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,000,000	1,000,000
Series Floaters XX 10 91, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,410,000	4,410,000
Series XG 02 61, 0.15% 12/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,000,000	1,000,000
Series YX 11 60, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,700,000	2,700,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0149, 0.13% 12/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	8,000,000	8,000,000
New Jersey Edl. Facility Participating VRDN Series Floaters XF 27 56, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,000,000	4,000,000
New Jersey Gen. Oblig. Participating VRDN Series ZF 12 07, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,000,000	4,000,000
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN:
Series XF 09 71, 0.13% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	1,700,000	1,700,000
Series XF 27 02, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	970,000	970,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN:
Series 20 XF 28 96, 0.14% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,800,000	2,800,000
Series Floaters XF 27 97, 0.19% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,270,000	2,270,000
Series Floaters XG 02 28, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,435,000	1,435,000
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series G 119, 0.26%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	900,000	900,000
Participating VRDN Series Floaters XG 02 00, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	8,890,000	8,890,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XF 23 70, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	10,600,000	10,600,000
Series Floaters XG 02 05, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,990,000	1,990,000
Series Floaters XG 02 24, 0.15% 12/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	6,000,000	6,000,000
Series Floaters XG 02 29, 0.15% 12/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,320,000	3,320,000
Series Floaters XX 10 93, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,100,000	3,100,000
Series XF 08 37, 0.16% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	4,800,000	4,800,000
Series XG 02 58, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,340,000	3,340,000
Series XX 11 40, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,140,000	4,140,000
Series YX 11 38, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,300,000	4,300,000
Rutgers State Univ. Rev. Participating VRDN:
Series XF 04 38, 0.14% 12/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,665,000	2,665,000
Series XF 22 95, 0.1% 12/7/20 (Liquidity Facility Citibank NA) (a)(d)(e)	2,840,000	2,840,000
Series XF 23 56, 0.06% 12/7/20 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	6,700,000	6,700,000
Series ZF 24 77, 0.1% 12/7/20 (Liquidity Facility Citibank NA) (a)(d)(e)	3,935,000	3,935,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,800,000	1,800,000
Union County Impt. Auth. Rev. Participating VRDN:
Series Floaters XG 02 21, 0.15% 12/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	800,000	800,000
Series XG 00 57, 0.21% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	5,960,000	5,960,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN:
Series Floaters ZF 24 78, 0.11% 12/7/20 (Liquidity Facility Citibank NA) (a)(d)(e)	535,000	535,000
Series ZF 24 79, 0.11% 12/7/20 (Liquidity Facility Citibank NA) (a)(d)(e)	5,145,000	5,145,000
		127,155,000
New York - 0.2%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 0.31% 1/11/21 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	100,000	100,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.26% 1/11/21 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	800,000	800,000
		900,000
New York And New Jersey - 9.8%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZM0092, 0.19% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	9,000,000	9,000,000
Series DB 8033, 0.26% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	900,000	900,000
Series Floaters XF 05 62, 0.2% 12/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	175,000	175,000
Series Floaters XF 06 97, 0.2% 12/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,285,000	2,285,000
Series Floaters XF 26 00, 0.14% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	10,860,000	10,860,000
Series Floaters XF 27 61, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,600,000	5,600,000
Series Floaters XM 05 05, 0.14% 12/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,509,000	2,509,000
Series ROC II R 14077, 0.13% 12/7/20 (Liquidity Facility Citibank NA) (a)(d)(e)	7,900,000	7,900,000
		39,229,000
Ohio - 0.3%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.23% 12/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.21% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	700,000	700,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	200,000	200,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	300,000	300,000
		1,300,000
Pennsylvania - 0.1%
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series DBE 8032, 0.33% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	200,000	200,000
Texas - 0.1%
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.21% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	300,000	300,000
Virginia - 0.4%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,000,000	1,000,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.21% 12/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)	580,000	580,000
		1,580,000
TOTAL TENDER OPTION BOND
(Cost $175,474,000)		175,474,000

Other Municipal Security - 23.3%
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 0.18% tender 12/22/20, CP mode	300,000	300,000
New Jersey - 21.7%
Avalon Borough Gen. Oblig. BAN Series 2020, 2% 2/12/21	3,800,000	3,806,513
Bergen County Gen. Oblig. BAN Series 2019, 2% 12/11/20	4,100,000	4,101,982
Camden County BAN Series 2020 A, 1.5% 10/19/21	4,600,000	4,648,516
City of Hackensack BAN Series 2019, 2% 12/9/20	2,165,000	2,165,336
Essex County Gen. Oblig. BAN Series 2020, 2% 9/3/21	3,525,000	3,571,867
Lyndhurst Township Gen. Oblig. BAN Series 2020, 1.5% 2/5/21	1,000,000	1,000,658
Monmouth County Impt. Auth. Rev. Bonds Series 2019 B, 4% 12/1/20 (Monmouth County Guaranteed)	3,100,000	3,100,000
New Jersey Econ. Dev. Auth. Bonds Series NN, 5% 3/1/21 (Escrowed to Maturity)	1,055,000	1,067,692
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2011 GG, 5.75% 3/1/21 (Pre-Refunded to 3/1/21 @ 100)	125,000	126,721
Series 2020, 0.2% tender 4/6/21, CP mode	1,905,000	1,905,000
New Jersey Edl. Facilities Auth. Rev. Series 1997 A:
0.2% 1/7/21, CP	900,000	900,000
0.2% 1/7/21, CP	5,900,000	5,900,026
New Jersey Edl. Facility Bonds:
Series 2015 G, 5% 7/1/21 (Escrowed to Maturity)	1,400,000	1,439,204
Series B, 5% 7/1/21	1,000,000	1,027,716
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds Series 2011 A:
5% 7/1/21 (Escrowed to Maturity)	8,000,000	8,224,531
5.625% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	2,650,000	2,734,553
5.625% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	3,700,000	3,815,503
New Jersey Tpk. Auth. Tpk. Rev. Bonds:
Series 2012 B, 5% 1/1/21 (Escrowed to Maturity)	2,900,000	2,911,850
Series 2013 A, 5% 1/1/21 (Escrowed to Maturity)	900,000	903,660
Series 2014 C, 5% 1/1/21 (Escrowed to Maturity)	1,250,000	1,255,080
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2001 A, 6% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	6,103,000	6,292,157
Series 2011 A:
5% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	605,000	620,566
5.5% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	6,120,000	6,293,930
Series 2011 B:
5% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	3,325,000	3,411,903
5% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	100,000	102,570
5.25% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	1,115,000	1,145,448
Series A, 5% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	1,000,000	1,025,870
North Arlington BAN Series 2020, 3% 11/12/21	3,250,000	3,327,236
Oakland Gen. Oblig. BAN Series 2019, 2% 12/11/20	3,800,000	3,800,779
Old Bridge Township Gen. Oblig. BAN Series 2020, 2.5% 10/21/21	3,200,000	3,259,673
Verona Township Gen. Oblig. BAN Series 2020, 2% 3/5/21	3,022,500	3,029,739
		86,916,279
New York And New Jersey - 1.5%
Port Auth. of New York & New Jersey:
Bonds Series 178, 5% 12/1/20	475,000	475,000
Series 2020:
0.28% 12/17/20, CP	2,000,000	2,000,000
0.29% 12/15/20, CP	1,100,000	1,100,000
Series 2o20, 0.28% 12/3/20, CP	2,400,000	2,400,000
		5,975,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $93,191,279)		93,191,279
	Shares	Value

Investment Company - 2.7%
Fidelity Tax-Free Cash Central Fund .13% (g)(h)
(Cost $10,717,688)	10,717,605	10,717,688
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $401,937,968)		401,937,968
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(2,195,646)
NET ASSETS - 100%		$399,742,322

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) A portion of the security sold on a delayed delivery basis.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,700,000 or 4.9% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.28%, tender 12/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$4,300,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.29%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/12/20	$400,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.29%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19 - 8/20/20	$200,000
New Jersey Tpk. Auth. Tpk. Rev. Bonds Series G 119, 0.26%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada)	2/6/20	$900,000
Port Auth. of New York & New Jersey Series 1992 2, 0.16% 12/30/20, VRDN	2/14/92	$6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 0.16% 12/30/20, VRDN	8/9/02	$4,400,000
Port Auth. of New York & New Jersey Series 1997 2, 0.16% 12/30/20, VRDN	9/15/97	$3,100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$239,452
Total	$239,452

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $391,220,280)	$391,220,280
Fidelity Central Funds (cost $10,717,688)	10,717,688
Total Investment in Securities (cost $401,937,968)		$401,937,968
Cash		973
Receivable for securities sold on a delayed delivery basis		1,700,000
Receivable for fund shares sold		419,208
Interest receivable		1,451,715
Distributions receivable from Fidelity Central Funds		2,581
Receivable from investment adviser for expense reductions		11,573
Other receivables		1,465
Total assets		405,525,483
Liabilities
Payable for investments purchased	$5,425,870
Payable for fund shares redeemed	289,649
Distributions payable	180
Accrued management fee	63,140
Other affiliated payables	4,322
Total liabilities		5,783,161
Net Assets		$399,742,322
Net Assets consist of:
Paid in capital		$399,818,931
Total accumulated earnings (loss)		(76,609)
Net Assets		$399,742,322
Net Asset Value and Maximum Offering Price
New Jersey AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($139,392,121 ÷ 139,219,659 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($260,191,750 ÷ 259,960,484 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($158,451 ÷ 158,308 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2020
Investment Income
Interest		$3,035,737
Income from Fidelity Central Funds		239,452
Total income		3,275,189
Expenses
Management fee	$883,905
Transfer agent fees	300,331
Distribution and service plan fees	407
Independent trustees' fees and expenses	1,494
Total expenses before reductions	1,186,137
Expense reductions	(193,088)
Total expenses after reductions		993,049
Net investment income (loss)		2,282,140
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,260
Fidelity Central Funds	1,844
Total net realized gain (loss)		3,104
Net increase in net assets resulting from operations		$2,285,244

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2020	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,282,140	$5,939,976
Net realized gain (loss)	3,104	4,556
Net increase in net assets resulting from operations	2,285,244	5,944,532
Distributions to shareholders	(2,282,181)	(5,939,331)
Share transactions - net increase (decrease)	(82,174,782)	25,965,764
Total increase (decrease) in net assets	(82,171,719)	25,970,965
Net Assets
Beginning of period	481,914,041	455,943,076
End of period	$399,742,322	$481,914,041

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey AMT Tax-Free Money Market Fund

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.012	.011	.005	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.004	.012	.011	.005	.002
Distributions from net investment income	(.004)	(.012)	(.011)	(.005)	(.002)
Distributions from net realized gain	–	–	–A	–	–
Total distributions	(.004)	(.012)	(.011)	(.005)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.44%	1.21%	1.11%	.55%	.16%
Ratios to Average Net AssetsC,D
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.27%	.30%	.30%	.30%	.24%
Expenses net of all reductions	.27%	.30%	.30%	.30%	.24%
Net investment income (loss)	.47%	1.20%	1.11%	.55%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$139,392	$172,947	$185,546	$151,989	$134,802

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Fidelity New Jersey AMT Tax-Free Money Market Fund Institutional Class

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.013	.012	.006	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.005	.013	.012	.006	.002
Distributions from net investment income	(.005)	(.013)	(.012)	(.006)	(.002)
Distributions from net realized gain	–	–	–A	–	–
Total distributions	(.005)	(.013)	(.012)	(.006)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.52%	1.31%	1.21%	.65%	.23%
Ratios to Average Net AssetsC,D
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.17%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.17%
Net investment income (loss)	.54%	1.30%	1.21%	.65%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$260,192	$308,793	$270,195	$191,716	$169,835

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Fidelity New Jersey AMT Tax-Free Money Market Fund Service Class

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.011	.010	.004	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.004	.011	.010	.004	.001
Distributions from net investment income	(.004)	(.011)	(.010)	(.004)	(.001)
Distributions from net realized gain	–	–	–A	–	–
Total distributions	(.004)	(.011)	(.010)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.36%	1.06%	.96%	.39%	.07%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.45%	.45%	.45%	.33%
Expenses net of all reductions	.35%	.45%	.45%	.45%	.33%
Net investment income (loss)	.39%	1.05%	.96%	.40%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$158	$174	$202	$269	$67

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2020

1. Organization.

Fidelity New Jersey AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New Jersey AMT Tax-Free Money Market, Institutional Class, and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders The Fund may be affected by economic and political developments in the state of New Jersey.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$401,937,968

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(73,951)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(73,951)

The tax character of distributions paid was as follows:

	November 30, 2020	November 30, 2019
Tax-exempt Income	$2,282,181	$ 5,939,331

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New Jersey AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$407	$374

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New Jersey AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New Jersey AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
New Jersey AMT Tax-Free Money Market Fund	$157,964
Institutional Class	142,286
Service Class	81
$300,331

During the period, the investment adviser or its affiliates waived a portion of these fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $142,240 and $81, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

New Jersey AMT Tax-Free Money Market Fund	$40,640
Institutional Class	7,463
Service Class	155

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,509.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2020	Year ended November 30, 2019
Distributions to shareholders
New Jersey AMT Tax-Free Money Market Fund	$744,012	$2,193,628
Institutional Class	1,537,564	3,743,665
Service Class	605	2,038
Total	$2,282,181	$5,939,331

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2020	Year ended November 30, 2019	Year ended November 30, 2020	Year ended November 30, 2019
New Jersey AMT Tax-Free Money Market Fund
Shares sold	71,006,324	101,245,051	$71,006,324	$101,245,051
Reinvestment of distributions	711,190	2,087,241	711,190	2,087,241
Shares redeemed	(105,263,371)	(115,912,301)	(105,263,371)	(115,912,301)
Net increase (decrease)	(33,545,857)	(12,580,009)	$(33,545,857)	$(12,580,009)
Institutional Class
Shares sold	187,498,180	202,547,485	$187,498,180	$202,547,485
Reinvestment of distributions	1,451,272	3,551,498	1,451,272	3,551,498
Shares redeemed	(237,562,360)	(167,525,757)	(237,562,360)	(167,525,757)
Net increase (decrease)	(48,612,908)	38,573,226	$(48,612,908)	$38,573,226
Service Class
Reinvestment of distributions	605	2,038	$605	$2,038
Shares redeemed	(16,622)	(29,491)	(16,622)	(29,491)
Net increase (decrease)	(16,017)	(27,453)	$(16,017)	$(27,453)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Court Street Trust II and Shareholders of Fidelity New Jersey AMT Tax-Free Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity New Jersey AMT Tax-Free Money Market Fund (one of the funds constituting Fidelity Court Street Trust II, referred to hereafter as the “Fund”) as of November 30, 2020, the related statement of operations for the year ended November 30, 2020, the statement of changes in net assets for each of the two years in the period ended November 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2020 and the financial highlights for each of the five years in the period ended November 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 14, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity New Jersey AMT Tax-Free Money Market Fund, or 1-877-208-0098 for Institutional Class and Service Class.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Fidelity New Jersey AMT Tax-Free Money Market Fund
New Jersey AMT Tax-Free Money Market Fund	.24%
Actual		$1,000.00	$1,000.10	$1.20-C
Hypothetical-D		$1,000.00	$1,023.80	$1.21-C
Institutional Class	.19%
Actual		$1,000.00	$1,000.40	$.95
Hypothetical-D		$1,000.00	$1,024.05	$.96
Service Class	.26%
Actual		$1,000.00	$1,000.10	$1.30-C
Hypothetical-D		$1,000.00	$1,023.70	$1.32-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

 D 5% return per year before expenses

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity New Jersey AMT Tax-Free Money Market Fund
New Jersey AMT Tax-Free Money Market Fund	.30%
Actual		$1.50
Hypothetical-(b)		$1.52
Service Class	.45%
Actual		$2.25
Hypothetical-(b)		$2.28

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2020, 100% of the fund's income dividends were free from federal income tax.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Jersey AMT Tax-Free Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by Fidelity under expense limitation arrangements in effect for the fund, from the fund's management fee. Given the fund's competitive management fee rate, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for periods after 2016.

Fidelity New Jersey AMT Tax-Free Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class and the retail class ranked below the competitive median for 2019 and the total expense ratio of Service Class ranked above the competitive median for 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the competitive data for the fund reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board noted that, excluding fee waivers and reimbursements and 12b-1 fees, the total expense ratio for Service Class ranked below the median.

The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Institutional Class and Service Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.20% and 0.45% through at least January 29, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SNJ-ANN-0121
1.850770.113

Item 2.

Code of Ethics

As of the end of the period, November 30, 2020, Fidelity Court Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Connecticut Municipal Money Market Fund, Fidelity New Jersey AMT Tax-Free Money Market Fund, and Fidelity New Jersey Municipal Money Market Fund (the “Funds”):

Services Billed by PwC

November 30, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Municipal Money Market Fund	$31,100	$2,600	$1,900	$1,400
Fidelity New Jersey AMT Tax-Free Money Market Fund	$36,100	$2,900	$1,900	$1,600
Fidelity New Jersey Municipal Money Market Fund	$30,300	$2,500	$1,900	$1,300

November 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Municipal Money Market Fund	$33,000	$2,600	$2,000	$1,500
Fidelity New Jersey AMT Tax-Free Money Market Fund	$38,000	$3,000	$2,000	$1,700
Fidelity New Jersey Municipal Money Market Fund	$33,000	$2,600	$2,000	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2020A	November 30, 2019A
Audit-Related Fees	$9,377,400	$7,890,000
Tax Fees	$30,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2020A	November 30, 2019A
PwC	$14,500,300	$12,560,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 22, 2021